Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Consulting and Legal Fees	$ 109,094	$ 182,815
Payroll and welfare payable	55,528	31,504
Other current liabilities	16,528	23,084
Accrued expenses and other current liabilities	$ 181,150	$ 237,403